Note 15 - Share Repurchase (Details Textual) - USD ($)	9 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2016	Sep. 30, 2015	Aug. 31, 2015
Stock Repurchase Program, Authorized Amount				$ 2,000,000
Stock Repurchased and Retired During Period, Shares	33,933	80,576
Stock Repurchased and Retired During Period, Value	$ 86,000	$ 231,000	$ (145,000)